Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 3,396	$ 2,672
Fair value of liabilities	3,396	2,672
Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	49
Fair value of liabilities	4,134	12,343
Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		425
Fair Value, Inputs, Level 1 | Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	3,396	2,672
Fair value of liabilities	3,396	2,672
Fair Value, Inputs, Level 2 | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	49
Fair value of liabilities	4,134	12,343
Fair Value, Inputs, Level 2 | Regional Greenhouse Gas Initiative carbon credits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		$ 425